Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the BETA Technologies, Inc. 2025 Omnibus Incentive Plan
Amount Registered | shares	47,070,155
Proposed Maximum Offering Price per Unit	34.59
Maximum Aggregate Offering Price	$ 1,628,156,661.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 224,848.44
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's Class A common stock, $0.0001 par value per share (the "Class A common stock") which became issuable under the BETA Technologies, Inc. 2025 Omnibus Incentive Plan ("Incentive Plan"), the BETA Technologies, Inc. 2025 Employee Stock Purchase Plan (the "ESPP") and the BETA Technologies, Inc. 2018 Equity Incentive Plan ("2018 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of outstanding shares of Class A common stock, as applicable. (B) Amount registered represents shares of Class A common stock issuable pursuant to the Incentive Plan being registered herein, which shares consist of shares of Class A common stock reserved and available for delivery with respect to awards under the Incentive Plan and includes additional shares of Class A common stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the Incentive Plan, which include shares of Class A common stock that may again become available for delivery with respect to awards under the Incentive Plan pursuant to the share counting, share recycling and other terms and conditions of the Incentive Plan. (C) Proposed maximum offering price is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. Represents the average of the high and low sales prices of the Class A common stock as reported on the New York Stock Exchange on November 4, 2025 (such date being within 5 business days prior to the date of filing this Registration Statement).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the BETA Technologies, Inc. Employee Share Purchase Plan
Amount Registered | shares	3,138,010
Proposed Maximum Offering Price per Unit	29.40
Maximum Aggregate Offering Price	$ 92,257,494.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,740.76
Offering Note	(A) See note 1(A). (B) Amount registered represents shares of Class A common stock issuable pursuant to the ESPP being registered herein, which shares consist of shares of Class A common stock reserved and available for delivery with respect to awards under the ESPP and includes additional shares of Class A common stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the ESPP, which include shares of Class A common stock that may again become available for delivery with respect to awards under the ESPP pursuant to the share counting, share recycling and other terms and conditions of the ESPP. (C) Proposed maximum offering price is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. Represents the average of the high and low sales prices of the Class A common stock as reported on the New York Stock Exchange on November 4, 2025 (such date being within 5 business days prior to the date of filing this Registration Statement), multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the BETA Technologies, Inc. Amended and Restated 2018 Employee Incentive Plan
Amount Registered | shares	19,600,041
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 117,600,246.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,240.60
Offering Note	(A) See note 1(A). (B) Amount registered represents shares of Class A common stock issuable upon the exercise of options granted under the 2018 Plan. To the extent that, on or after the effectiveness of the Incentive Plan, any shares subject to awards under the 2018 Plan expire or otherwise terminate without having been exercised or issued in full, are tendered to or withheld by the Registrant for payment of an exercise price or for satisfying tax withholding obligations, or are forfeited to or repurchased by the Registrant due to failure to vest, the shares of Class A common stock subject to such awards will become available for issuance under the Incentive Plan. (C) Proposed maximum offering price is estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $6.00 per share (rounded up to the nearest cent), the weighted average exercise price at which the outstanding stock options granted under the 2018 Plan may be exercised.